Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unsecured Bank Loans [Member]
Current:
Effective interest rate	3.65 (2021: 4.25)
Maturity	On demand (2021: On demand)
Interest-bearing loans and borrowings, current	¥ 10,000	¥ 10,000
Guaranteed or pledged by	He Yu
Unsecured Bank Loan One [Member]
Current:
Effective interest rate	5.50
Maturity	On demand
Interest-bearing loans and borrowings, current	¥ 10,000
Guaranteed or pledged by	He Yu
Unsecured Bank Loan Two [Member]
Current:
Effective interest rate	4.00
Maturity	On demand
Interest-bearing loans and borrowings, current	¥ 10,000
Guaranteed or pledged by	He Yu
Unsecured Other Borrowings One [Member]
Current:
Effective interest rate	12
Maturity	December 27, 2023
Interest-bearing loans and borrowings, current	¥ 27,880
Guaranteed or pledged by	He Yu
Non-current:
Effective interest rate	Nil (2021: 6.85)
Maturity	Nil (2021: April 20, 2023)
Interest-bearing loans and borrowings, Non current		6,046
Unsecured Other Borrowings Two [Member]
Current:
Effective interest rate	6.40
Maturity	September 7, 2023
Interest-bearing loans and borrowings, current	¥ 5,119
Guaranteed or pledged by	He Yu and Kuke’s patent right(smart piano and its assembly method)
Unsecured Other Borrowings Three [Member]
Current:
Effective interest rate	Nil (2021: 12)
Maturity	Nil (2021: December 31,2022)
Interest-bearing loans and borrowings, current		20,000
Unsecured Other Borrowings Four [Member]
Current:
Effective interest rate	6.85 (2021: 6.85)
Maturity	April 20, 2023 (2021: December 31,2022)
Interest-bearing loans and borrowings, current	¥ 6,046	11,493
Class of Financial Instrument Current [Member]
Current:
Interest-bearing loans and borrowings, current	69,045	41,493
Class of Financial Instrument Non Current [Member]
Non-current:
Interest-bearing loans and borrowings, Non current	¥ 69,045	¥ 47,539